Description of Organization and Business Operations - Additional Information (Details) - $ / shares	Jan. 18, 2018	Dec. 12, 2017	Mar. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of shares of common stock per unit		1
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Units sold in offering		12,500,000
Sale of stock price per unit		$ 10.00
Second Closing of Offering
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit	$ 10.00
Units sold in offering	1,875,000
Rights
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of shares of common stock each holder receive		0.10
Percentage of receive/purchase one share of common stock		10.00%
Warrants
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of shares of common stock each holder receive		0.75		4
Business combination, share price		$ 11.50	$ 11.50	$ 11.50
Percentage of receive/purchase one share of common stock		75.00%